SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Earnings Per Share, Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Earnings Per Share, Policy

Loss Per Share

Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of common shares outstanding during the period presented. Diluted loss per share is based on the treasury stock method and includes the effect from potential issuance of common stock such as shares issuable pursuant to the exercise of options, warrants and conversions of debentures. Potentially dilutive securities as of March 31, 2021, consisted of 79,305,246 common shares issuable upon the conversion of convertible debentures and related accrued interest and 246,942,006 common shares issuable upon the exercise of outstanding stock options and warrants. Potentially dilutive securities as of March 31, 2020, consisted of 73,836,601 common shares issuable upon the conversion of convertible debentures and related accrued interest and 227,944,339 common shares issuable upon the exercise of outstanding warrants. For the three months ended March 31, 2021 and 2020 diluted and basic weighted average shares are the same, as potentially dilutive shares are anti-dilutive.

Income (Loss) Per Share

Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of common shares outstanding during the period presented. Diluted loss per share is based on the treasury stock method and includes the effect from potential issuance of common stock such as shares issuable pursuant to the exercise of options and warrants and conversions of debentures. Potentially dilutive securities as of December 31, 2020, consisted of 77,955,991 common shares from convertible debentures and related accrued interest and 249,677,006 common shares from outstanding options and warrants. Potentially dilutive securities as of December 31, 2019, consisted of 73,871,688 common shares from convertible debentures and related accrued interest and 223,204,339 common shares from outstanding options and warrants. For 2020 and 2019, diluted and basic weighted average shares were the same, as potentially dilutive shares are anti-dilutive.